Acquisitions (Tables)	12 Months Ended
Mar. 31, 2014
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

	Yen in millions
	January 1, 2014	March 31, 2014
	CMI	Elesys
Cash and cash equivalents	¥1,081	¥5,759
Accounts receivable	1,323	5,176
Inventories	2,155	4,600
Other current assets	683	1,483
Property, plant and equipment	4,538	6,803
Goodwill	2,114	9,668
Intangible assets	55	58
Other non-current assets	790	657

Total assets acquired	12,739	34,204

Accounts payable	(1,420)	(6,618)
Other current liabilities	(2,834)	(2,417)
Other non-current liabilities	(3,256)	(849)

Total liabilities assumed	(7,510)	(9,884)

Noncontrolling interests	(1)	—

Net assets acquired	¥5,228	¥24,320

Unaudited Pro Forma Results of Operations

The following represents the unaudited pro forma results of operations of NIDEC for the years ended March 31, 2013 and 2014, as if the acquisition in these companies had occurred on April 1, 2012. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2013	2014
Pro forma net sales	¥787,716	¥928,910
Pro forma net income	9,378	57,788

	Yen
Pro forma net income attributable to Nidec Corporation per share
—basic	¥34,81	¥212.40
—diluted	32.32	198.72